ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE - Assets and Liabilities Schedule (Details) - Disposal groups classified as held for sale $ in Millions	Jun. 30, 2026 USD ($)
Disclosure of detailed information about assets and liabilities classified as held for sale [Line Items]
Cash and cash equivalents	$ 8
Accounts receivable and other current assets	107
Property, plant and equipment	960
Other non-current assets	261
Total assets classified as held for sale	1,336
Accounts payable and other liabilities	70
Deferred income tax liability	5
Non-recourse borrowings	808
Total liabilities directly associated with assets classified as held for sale	883
Net assets classified as held for sale	$ 453